Related party transactions (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Net expenses (income) from related parties [Abstract]
Management and administrative fees (a) and (b)	$ 22.1		$ 17.0		$ 11.4
Interest expense (e)	41.0		31.9		35.6
Derivative gains and losses (e)	19.2		52.1		22.5
Trading balances due to Seadrill and subsidiaries (i)	(122.2)		0
Trading balances due from Seadrill and subsidiaries (i)	39.6		0
Management fee percentage (in hundredths)	500.00%
Initial term of Management and administrative service agreement	5 years
Service fee percentage (in hundredths)	500.00%
Period within which entity has right to purchase tender rigs	24 months
Period of indemnification	5 years
Period within which liability arises	3 years
Credit facility, $300 facility [Member]
Net expenses (income) from related parties [Abstract]
Maximum borrowing capacity	300
Maturity period of debt	5 years
Interest rate added to LIBOR (in hundredths)	5.00%
Commitment fee percentage (in hundredths)	2.00%
West Capricorn [Member]
Net expenses (income) from related parties [Abstract]
Rig financing agreement with Seadrill (i)	522.5
Rig financing agreement	522.5
West Vencedor [Member]
Net expenses (income) from related parties [Abstract]
Rig financing agreement with Seadrill (i)	115.2
Rig financing agreement	115.2
West Aquarius [Member]
Net expenses (income) from related parties [Abstract]
Rig financing agreement with Seadrill (i)	304.6
Rig financing agreement	304.6
West Capella [Member]
Net expenses (income) from related parties [Abstract]
Rig financing agreement with Seadrill (i)	295.3
Rig financing agreement	295.3
Seadrill and Subsidiaries [Member]
Net expenses (income) from related parties [Abstract]
Management and administrative fees (a) and (b)	17.3	[1],[2]	18.1	[1],[2]	15.3	[1],[2]
Rig operating costs (c)	23.7	[3]	17.1	[3]	14.0	[3]
Insurance premiums (d)	10.6	[4]	9.9	[4]	9.7	[4]
Interest expense (e)	34.1	[5]	31.9	[5]	35.5	[5]
Derivative gains and losses (e)	19.2	[5]	52.1	[5]	22.5	[5]
Commitment fee (f)	1.2	[6]	0	[6]	0	[6]
Other revenues due to West Polaris (h)	(19.1)	[7]	0	[7]	0	[7]
Operating expenses for West Polaris (h)	18.3	[7]	0	[7]	0	[7]
Total	105.3		129.1		97.0
Trading balances due to Seadrill and subsidiaries (i)	(122.2)	[8]	0	[8]
Trading balances due from Seadrill and subsidiaries (i)	39.6	[8]	0	[8]
Rig financing agreement with Seadrill (i)	(1,192.2)	[8]	(1,330.5)	[8]
Rig financing agreement	$ (1,192.2)	[8]	$ (1,330.5)	[8]

[1]	Management and administrative service agreement – In connection with the IPO, OPCO entered into a management and administrative services agreement with Seadrill Management, a wholly owned subsidiary of Seadrill, pursuant to which Seadrill Management provides the Company certain management and administrative services. The services provided by Seadrill Management are charged at cost plus management fee equal to 5% of Seadrill Management's costs and expenses incurred in connection with providing these services. The agreement has an initial term for five years and can be terminated by provided 90 days written notice.
[2]	Technical and administrative service agreement – In connection with the IPO, OPCO entered into certain advisory, technical and/or administrative services agreements with subsidiaries of Seadrill. The services provided by Seadrill's subsidiaries are charged at cost plus service fee equal to 5% of Seadrill's costs and expenses incurred in connection with providing these services.
[3]	Rig operating costs – relates to rig operating costs charged by the Angolan service company for West Vencedor.
[4]	Insurance premiums – the Company's drilling rigs are insured by a Seadrill Group company and the insurance premiums incurred are recharged to the Company.
[5]	Interest expense and loss on derivatives – prior to entering the Rig Financing Agreements these costs were allocated to the Company from Seadrill based on the Company's debt as a percentage of Seadrill's overall debt. Upon entering the Rig Financing Agreements with Seadrill, the costs and expenses have been incurred by the Company.
[6]	$300 million revolving credit facility – In October 2012 the Company entered into a $300 million revolving credit facility with Seadrill. The facility is for a term of five years and bears interest at a rate of LIBOR plus 5% per annum, with an annual 2% commitment fee on the undrawn balance
[7]	During the year ended December 31, 2012, we earned other revenues within our Nigerian service company of $19.1 million relating to certain services, including the provision of onshore and offshore personnel, which we provided to Seadrill'sWest Polaris drilling rig that was operating in Nigeria during that period. Related operating expenses were $18.3 million.
[8]	Trading balances – Receivables and payables with Seadrill and its subsidiaries are comprised primarily of unpaid management fees, advisory and administrative services, as well as, accrued interest. In addition, certain receivables and payables arise when the Company pays an invoice on behalf of a related party and vice versa. Receivables and payables are generally settled quarterly in arrears. Trading balances to Seadrill and its subsidiaries are unsecured, interest free and intended to be settled in the ordinary course of business.